Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based compensation recognized in costs and expenses

Share-based compensation recognized in costs and expenses for the years ended December 31, 2021, 2022 and 2023 are as follows (in thousands):

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	3,052	2,802	1,737
Sales and marketing expenses	1,704	1,842	1,115
General and administrative expenses	3,244	2,215	273
Technology and product development expenses	1,582	1,022	588
Total	9,582	7,881	3,713

Summary of share option activities

A summary of the Company’s share option activities for the years ended December 31, 2021, 2022 and 2023 is presented below:

		Weighted	Weighted Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2021	52,225,353	0.41	6.2	—
Granted	1,730,000	0.21
Forfeited and expired	(3,616,991)	0.43
Exercised	—	—		—
Outstanding as of December 31, 2021	50,338,362	0.40	5.5	—
Granted	—	—
Forfeited and expired	(8,862,859)	0.44
Exercised	—	—		—
Outstanding as of December 31, 2022	41,475,503	0.40	4.8	—
Granted	—	—
Forfeited and expired	(17,378,280)	0.42
Exercised	—	—
Outstanding as of December 31, 2023	24,097,223	0.38	5.1	—
Exercisable as of December 31, 2023	21,787,223	0.39	4.9	—
Vested and expected to vest as of December 31, 2023	23,516,723	0.38	5.0	—

Share options valuation assumption	The key assumptions used in determining the fair value of options granted during the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the Years Ended December 31,
	2021	2022	2023
Expected volatility rate	65.34%-68.45%	N/A	N/A
Expected dividend yield	—	N/A	N/A
Expected term (years)	6.16	N/A	N/A
Risk-free interest rate (per annum)	1.32%-1.72%	N/A	N/A